Intangible assets	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Intangible assets
10. Intangible assets
The changes in the carrying value of intangible assets for the year ended March 31, 2023 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2022	$156,163	$121,052	$4,312	$638	$5,947	$1,835	$9,065	$400	$63,219	$362,631
Additions	—	—	—	—	—	—	—	—	10,149	10,149
On acquisitions (Refer Note 4(a), 4(b), 4(c), 4(d))	46,050	75,465	—	8	—	—	7,262	—	1,511	130,296
Translation adjustments	(5,874)	(2,634)	(248)	(6)	(85)	—	(368)	—	(5,730)	(14,945)

Balance as at March 31, 2023	$196,339	$193,883	$4,064	$640	$5,862	$1,835	$15,959	$400	$69,149	$488,131

Accumulated amortization
Balance as at April 1, 2022	$155,770	$79,830	$4,312	$638	$3,965	$1,835	$9,065	$—	$41,795	$297,210
Amortization	6,505	7,826	—	—	754	—	1,600	—	6,961	23,646
Translation adjustments	(5,472)	(1,141)	(248)	(7)	(73)	—	(412)	—	(4,592)	(11,945)

Balance as at March 31, 2023	$156,803	$86,515	$4,064	$631	$4,646	$1,835	$10,253	$—	$44,164	$308,911

Net carrying value as at March 31, 2023	$39,536	$107,368	$—	$9	$1,216	$—	$5,706	$400	$24,985	$179,220

The changes in the carrying value of intangible assets for the year ended March 31, 2022 are as follows:

Gross carrying value	Customer Contracts	Customer Relationships	Intellectual Property and Other rights	Trade names	Technology	Leasehold Benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2021	$158,014	$121,622	$4,511	$641	$5,987	$1,835	$9,161	$400	$53,152	$355,323
Additions	—	—	—	—	—	—	—	—	12,246	12,246
On acquisitions (Refer Note 4(e), 4(f))	536	—	—	—	—	—	—	—	146	682
Translation adjustments	(2,387)	(570)	(199)	(3)	(40)	—	(96)	—	(2,325)	(5,620)

Balance as at March 31, 2022	$156,163	$121,052	$4,312	$638	$5,947	$1,835	$9,065	$400	$63,219	$362,631

Accumulated amortization
Balance as at April 1, 2021	$158,014	$76,739	$4,511	$641	$3,230	$1,835	$9,161	$—	$36,051	$290,182
Amortization	133	3,645	—	—	766	—	—	—	7,006	11,550
Translation adjustments	(2,377)	(554)	(199)	(3)	(31)	—	(96)	—	(1,262)	(4,522)

Balance as at March 31, 2022	$155,770	$79,830	$4,312	$638	$3,965	$1,835	$9,065	$—	$41,795	$297,210

Net carrying value as at March 31, 2022	$393	$41,222	$—	$—	$1,982	$—	$—	$400	$21,424	$65,421

As at March 31, 2023, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer relationships	127
Customer contracts	61
Trade names	36
Covenant not-to-compete	33
Technology	23
Software	27
The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2023 are as follows:

	Amount
2024	$37,910
2025	29,368
2026	21,927
2027	18,102
2028	16,456
Thereafter	55,057

	$178,820	*

*	Excludes service mark, as it has an indefinite useful life.